Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Charges [Abstract]
Schedule of Deferred Charges
	Drydocking	Financing Costs	Total
Balance, December 31, 2013	$16,993	$10,485	$27,478
- Additions	10,229	3,279	13,508
- Disposals	(3,121)	-	(3,121)
- Amortization for the year	(5,536)	(4,455)	(9,991)
Balance, December 31, 2014	18,565	9,309	27,874
- Additions	8,690	8,585	17,275
- Disposals	-	(765)	(765)
- Amortization for the year	(6,704)	(6,028)	(12,732)
Balance, December 31, 2015	$20,551	$11,101	$31,652